FINANCE LEASE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
FINANCE LEASE PAYABLES
Schedule of future minimum lease payments under finance leases and their present values

	Minimum lease payments		Present value of minimum lease payments
	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018
Amounts payable:
Within one year	2,371,917	2,518,653	2,115,644	2,328,358
In the second year	1,762,618	1,161,490	1,606,571	1,075,050
In the third to fifth years, inclusive	1,890,329	707,716	1,817,506	664,889
After five years	73,603	13,238	67,849	12,973

Total minimum finance lease payments	6,098,467	4,401,097	5,607,570	4,081,270

Future finance charges	(490,897)	(319,827)

Total net finance lease payables (note 19)	5,607,570	4,081,270

Portion classified as current liabilities (note 19)	(2,115,644)	(2,328,358)

Non-current portion	3,491,926	1,752,912